TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	EQUITY - 48.9%
99,937	FlexShares Global Upstream Natural Resources Index Fund	$ 3,878,555
193,241	iShares Global REIT ETF	4,688,027
41,765	iShares MSCI Emerging Markets ex China ETF	2,300,834
22,433	iShares MSCI USA Small-Cap Multifactor ETF	1,394,435
134,111	SPDR Portfolio S&P 400 Mid Cap ETF(a)	6,863,801
28,327	SPDR Portfolio S&P 500 Growth ETF	2,276,641
129,128	SPDR Portfolio S&P 500 Value ETF	6,594,567
112,379	SPDR Portfolio S&P 600 Small Cap ETF	4,580,568
236,251	Vanguard FTSE Developed Markets ETF	12,008,638
85,242	Vanguard FTSE Emerging Markets ETF	3,858,053
26,795	Vanguard S&P 500 ETF	13,770,219
37,345	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,152,840
		63,367,178
	FIXED INCOME - 39.1%
75,930	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,252,832
37,983	SPDR Bloomberg Investment Grade Floating Rate ETF	1,170,636
312,072	SPDR Portfolio Short Term Corporate Bond ETF	9,393,367
146,991	VanEck J. P. Morgan EM Local Currency Bond ETF	3,507,205
79,434	Vanguard Intermediate-Term Treasury ETF	4,718,380
50,926	Vanguard Mortgage-Backed Securities ETF	2,358,383
236,006	Vanguard Short-Term Inflation-Protected Securities ETF	11,776,698
60,013	Vanguard Short-Term Treasury ETF	3,522,163
24,086	Vanguard Total International Bond ETF(a)	1,175,879
129,217	Xtrackers USD High Yield Corporate Bond ETF(a)	4,671,195
		50,546,738

	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,119,030)	113,913,916

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED – 11.1%
14,295,433	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $14,295,433)(b)				$ 14,295,433

	MONEY MARKET FUNDS - 11.8%
15,253,843	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $15,253,843)(b)				15,253,843

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,549,276)				29,549,276

	TOTAL INVESTMENTS – 110.9% (Cost $132,668,306)				$ 143,463,192
	LIABILITIES IN EXCESS OF OTHER ASSETS – (10.9)%				(14,152,025)
	NET ASSETS - 100.0%				$ 129,311,167

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
62	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2025	$ 6,705,687	$ 43,164
1	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/23/2025	282,663	(175)
1	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/23/2025	120,815	(145)
1	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/23/2025	55,540	325
	TOTAL FUTURES CONTRACTS				$ 43,169

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $16,651,529 at March 31, 2025. The loaned securities were secured with cash collateral of $14,295,433 and non-cash collateral of $2,723,898. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.